OPERATING SEGMENTS - Information about Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Total assets	$ 8,012.9	$ 8,763.3	[1]
Total liabilities	3,988.9	4,316.0	[1]
Additions	446.9	607.5
Operating segments | Chapada
Disclosure of operating segments [line items]
Total assets	819.6	798.2
Total liabilities	263.9	318.0
Additions	44.1	46.7
Operating segments | El Peñón
Disclosure of operating segments [line items]
Total assets	646.3	707.2
Total liabilities	158.9	179.1
Additions	50.8	56.3
Operating segments | Canadian Malartic
Disclosure of operating segments [line items]
Total assets	1,686.8	1,869.6
Total liabilities	436.3	436.4
Additions	81.8	89.4
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of operating segments [line items]
Total assets	951.7	783.3
Total liabilities	232.0	162.0
Additions	47.5	45.1
Operating segments | Minera Florida Ltda.
Disclosure of operating segments [line items]
Total assets	305.7	330.0
Total liabilities	92.0	103.0
Additions	60.7	52.6
Operating segments | Cerro Moro
Disclosure of operating segments [line items]
Total assets	1,033.6	897.6
Total liabilities	89.1	75.5
Additions	87.6	179.7
Operating segments | Other mines
Disclosure of operating segments [line items]
Total assets	0.0	811.3
Total liabilities	0.0	203.5
Additions	44.2	107.8
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Total assets	2,569.2	2,566.1
Total liabilities	2,716.7	2,838.5
Additions	$ 30.2	29.9
Aqua Rica | Investment property under construction or development
Disclosure of operating segments [line items]
Total assets		$ 1,100.0		$ 1,100.0

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.